UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    12/31/2004

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                      1/16/2005
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   66

Form 13F Information Table Value Total:   $164,751


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

                        Lawson Kroeker Investment Management, Inc.
                                      FORM 13F
                                  December 31, 2004

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAS9     1794  3060000 PRN      SOLE                  1845000           1215000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAG5     1277  2055000 PRN      SOLE                  1505000            550000
ABBOTT LABS                    COM              002824100     2474    53030 SH       SOLE                    52880               150
ALLIED CAPITAL CORP            COM              01903Q108     2732   105710 SH       SOLE                    90710             15000
AMSOUTH BANCORP                COM              032165102      954    36830 SH       SOLE                    36830
ANADARKO PETROLEUM CORP        COM              032511107     1374    21204 SH       SOLE                    21204
APPLEBEE'S INTERNATIONAL INC   COM              037899101     1150    43490 SH       SOLE                    43490
AUTO ZONE INC                  COM              053332102      260     2850 SH       SOLE                     2850
AVERY DENNISON CORP            COM              053611109     4049    67518 SH       SOLE                    46943             20575
BB&T Corp                      COM              054937107      201     4790 SH       SOLE                     4790
BERKSHIRE HATHAWAY INC         COM              084670108     3252       37 SH       SOLE                       25                12
BERKSHIRE HATHAWAY INC CL B    COM              084670207      819      279 SH       SOLE                      279
BURLINGTON RES INC             COM              122014103     5921   136110 SH       SOLE                    94960             41150
CATO CORP                      COM              149205106     6101   211695 SH       SOLE                   164270             47425
CHEVRONTEXACO CORP             COM              166764100     5405   102924 SH       SOLE                    63224             39700
CHICAGO BRIDGE & IRON          COM              167250109     8770   219255 SH       SOLE                   152505             66750
CHOLESTECH CORP                COM              170393102      746    90950 SH       SOLE                    55050             35900
COLGATE PALMOLIVE CO           COM              194162103      503     9825 SH       SOLE                     9450               375
CONAGRA INC                    COM              205887102      418    14204 SH       SOLE                    14204
CORNING INC                    COM              219350105     4026   342076 SH       SOLE                   208876            133200
EXPRESS SCRIPTS INC CLASS A    COM              302182100      541     7075 SH       SOLE                     7075
EXXON MOBIL CORP               COM              30231G102      379     7391 SH       SOLE                     7391
FEDERAL HOME LN MTG CORP       COM              313400301      247     3350 SH       SOLE                     3350
FIDELITY NATIONAL FINANCIAL    COM              316326107     7097   155386 SH       SOLE                   119623             35764
FISERV INC                     COM              337738108     1403    34900 SH       SOLE                    34900
FORDING CANADIAN COAL TRUST    COM              345425102     7679    99535 SH       SOLE                    91535              8000
FPL GROUP                      COM              302571104      215     2875 SH       SOLE                     2875
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     3256    85175 SH       SOLE                    66700             18475
GALLAGHER, ARTHUR J & CO       COM              363576109     1621    49890 SH       SOLE                    49890
GENERAL ELECTRIC CO            COM              369604103      334     9159 SH       SOLE                     9159
GPE BRUX LAMBERT               COM              7097328       2904    35670 SH       SOLE                    35220               450
HOUSTON EXPLORATION COMPANY    COM              442120101     5850   103895 SH       SOLE                    73070             30825
INCO LTD                       COM              453258402     4792   130275 SH       SOLE                    88950             41325
JOHNSON & JOHNSON              COM              478160104      288     4535 SH       SOLE                     4535
KANSAS CITY SOUTHERN INDUSTRIE COM              485170302     3782   213300 SH       SOLE                   146275             67025
KAYDON CORP                    COM              486587108     1425    43150 SH       SOLE                    43150
KINDER MORGAN INC              COM              49455P101     1959    26785 SH       SOLE                    26785
L-3 COMMUNICATIONS HLDGS, INC  COM              502424104     1637    22350 SH       SOLE                    22350
LABORATORY CORP OF AMERICA     COM              50540R409     4260    85500 SH       SOLE                    64500             21000
LEVEL-3 COMMUNICATIONS         COM              52729N100      703   207355 SH       SOLE                   106255            101100
LIBERTY MEDIA CO               COM              530718105     3267   297572 SH       SOLE                   205097             92475
LINCOLN ELECTRIC HOLDINGS INC  COM              533900106     6052   175215 SH       SOLE                   134030             41185
NATIONAL FUEL GAS COMPANY      COM              636180101      203     7150 SH       SOLE                     7150
NDC HEALTH                     COM              639480102     1692    91040 SH       SOLE                    49965             41075
NEWMONT MNG CORP               COM              651639106     6642   149570 SH       SOLE                    98270             51300
NISOURCE INC.                  COM              65473P105      231    10125 SH       SOLE                    10125
OMNICARE INC                   COM              681904108     2638    76210 SH       SOLE                    51210             25000
PEABODY ENERGY CORP            COM              704549104     4353    53800 SH       SOLE                    33575             20225
PENGROWTH ENERGY TRUST CLASS A COM              706902301     4990   239650 SH       SOLE                   157500             82150
PERFORMANCE FOOD GROUP         COM              713755106     2926   108750 SH       SOLE                    79950             28800
PFIZER INC.                    COM              717081103     2987   111098 SH       SOLE                    88083             23015
PLUM CREEK TIMBER              COM              729251108     6881   179015 SH       SOLE                   137840             41175
RENAL CARE GROUP               COM              759930100     1305    36265 SH       SOLE                    36265
REYNOLDS & REYNOLDS CO         COM              761695105      208     7850 SH       SOLE                     7850
ROYAL DUTCH PETE CO NY REG SH  COM              780257804     1027    17900 SH       SOLE                    17900
S&P 500 Depository Receipts    COM              78462F103      604     5000 SH       SOLE                     5000
SENSE TECHNOLOGIES INC         COM              816923106        1    10000 SH       SOLE                    10000
SENSIENT TECHNOLOGIES CORP     COM              81725T100      282    11765 SH       SOLE                    11765
SUNGARD DATA SYSTEMS           COM              867363103     1752    61850 SH       SOLE                    61850
UNOCAL CORP                    COM              915289102     1561    36103 SH       SOLE                    36103
VIACOM INC. - CLASS B          COM              925524308     3920   107729 SH       SOLE                    77250             30479
VULCAN MATERIALS               COM              929160109     2134    39083 SH       SOLE                    24083             15000
WINNEBAGO INDUSTRIES           COM              974637100     3934   100710 SH       SOLE                    69835             30875
WYETH                          COM              983024100      468    11000 SH       SOLE                    10800               200
iShares MSCI JAPAN INDEX FUND  COM              464286848     1934   177125 SH       SOLE                   174075              3050
THE ZWEIG FUND INC                              989834106      158 28516.974SH       SOLE                28516.974
                                                          $164,751